SUBSEQUENT EVENTS (Details Narrative) - USD ($)			3 Months Ended
	Feb. 16, 2016	Feb. 01, 2016	Mar. 31, 2016	Jun. 07, 2016	May 12, 2016	Dec. 31, 2015
Number of common stock exercisable			6,219,200
Common stock, par value (in dollars per share)			$ 0.0001			$ 0.0001
QPAGOS Corporation - Wholly Owned Subsidiary [Member]
Percentage of ownership interest			100.00%
Asiya Pearls, Inc [Member]
Number of capital stock converted into common stock			2
Common stock, par value (in dollars per share)			$ 0.0001
Subsequent Event [Member] | Consulting Agreements [Member]
Stock received for services	$ 2,572,500
Common stock, par value (in dollars per share)	$ 1.25
Subsequent Event [Member] | QPAGOS Corporation - Wholly Owned Subsidiary [Member]
Percentage of outstanding shares					91.00%
Subsequent Event [Member] | Asiya Pearls, Inc [Member]
Number of common stock returned				4,975,000
Subsequent Event [Member] | Delaware corporation and Yogipay Corporation [Member] | Consulting Agreements [Member]
Stock received for services		3,000,000
Percentage of ownership interest		15.00%
Warrant [Member]
Number of common stock exercisable			6,219,200			6,219,200
Warrant [Member] | QPAGOS Corporation - Wholly Owned Subsidiary [Member]
Common stock, par value (in dollars per share)			$ 0.0001
Warrant [Member] | Subsequent Event [Member]
Number of common stock exercisable					6,219,200